INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2023
INVESTMENT PROPERTIES [Abstract]
INVESTMENT PROPERTIES
12.	INVESTMENT PROPERTIES

The details of investment properties are as follows:
In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022 *	-	-	-	-
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	-	-	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	-	-	-	-
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	82	224	701	1,007
Exchange adjustments	87	370	6	463
At December 31, 2023	5,915	31,273	1,101	38,289
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the year	(390)	(2,104)	(107)	(2,601)
Exchange adjustments	(12)	(50)	(3)	(65)
At December 31, 2023	(601)	(3,205)	(137)	(3,943)
Net book value:
At December 31, 2023	5,314	28,068	964	34,346

* The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5

Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 13.

The Group leases the investment properties to its customers under operating leases for terms ranging from one to 12 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2023
2024	3,858
2025	3,396
2026	2,766
2027	1,791
2028	1,769
Thereafter	3,560
Total	17,140

The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.

The fair value of investment properties of the Group as of December 31, 2023 and 2022 was approximately US$36.4 million and US$36.2 million, respectively, determined using the income approach based on the operation projection and the discount rate with the assistance of an independent valuation specialist. The investment properties were classified as Level 3 in the fair value hierarchy.

The Group did not record any impairment related to investment properties as of December 31, 2023 and 2022.